Earnings per share - Calculation of Basic and Diluted EPS (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Earnings per share [abstract]
Weighted average shares used in basic EPS calculation	1,224.7	1,249.1	1,250.0
EPS	£ (2.150)	£ 0.250	£ 0.499
Weighted average shares used in diluted EPS calculation	1,237.0	1,257.3	1,260.6
Diluted EPS	£ (2.150)	£ 0.248	£ 0.495
Continuing Operation [member]
Earnings per share [abstract]
Earnings	£ (2,626.5)	£ 269.2	£ 627.9
Weighted average shares used in basic EPS calculation	1,224.7	1,249.1	1,250.0
EPS	£ (2.145)	£ 0.215	£ 0.502
Diluted earnings	£ (2,626.5)	£ 269.2	£ 627.9
Weighted average shares used in diluted EPS calculation	1,224.7	1,257.3	1,260.6
Diluted EPS	£ (2.145)	£ 0.214	£ 0.498
Discontinued operations [member]
Earnings per share [abstract]
Earnings	£ (6.8)	£ 43.2	£ (3.8)
Weighted average shares used in basic EPS calculation	1,224.7	1,249.1	1,250.0
EPS	£ (0.005)	£ 0.035	£ (0.003)
Diluted earnings	£ (6.8)	£ 43.2	£ (3.8)
Weighted average shares used in diluted EPS calculation	1,224.7	1,257.3	1,260.6
Diluted EPS	£ (0.005)	£ 0.034	£ (0.003)
Continued and discontinued operations [member]
Earnings per share [abstract]
Earnings	£ (2,633.3)	£ 312.4	£ 624.1
Weighted average shares used in basic EPS calculation	1,224.7	1,249.1	1,250.0
EPS	£ (2.150)	£ 0.250	£ 0.499
Diluted earnings	£ (2,633.3)	£ 312.4	£ 624.1
Weighted average shares used in diluted EPS calculation	1,224.7	1,257.3	1,260.6
Diluted EPS	£ (2.150)	£ 0.248	£ 0.495